FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3


1.   Investment Company Act File Number:  811-08050
     Date of Notification: March 14, 2003

2.   Exact name of investment company as specified in registration statement.

     THE ASIA TIGERS FUND, INC.

3.   Address of principal executive office:

     622 Third Avenue
     New York, NY 10017

4.   Check one of the following:

     A. [X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

     B. [ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

     C. [ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


BY:           /S/ BRYAN MCKIGNEY
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NAME:         Bryan McKigney
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TITLE:        Director, President and Secretary
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